Debt - Subordinated Debt (Details) (USD $)					1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Redeemable Convertible Series C Preferred Stock [Member]	Dec. 31, 2012 March 2012 Loan and Security Agreement Debt [Member] Subordinated Loan [Member]	Mar. 31, 2012 March 2012 Loan and Security Agreement Debt [Member] Subordinated Loan [Member]	Mar. 31, 2012 March 2012 Loan and Security Agreement Debt [Member] Minimum [Member] Subordinated Loan [Member]	Mar. 31, 2012 March 2012 Loan and Security Agreement Debt [Member] Maximum [Member] Subordinated Loan [Member]	Dec. 31, 2012 March 2012 Loan and Security Agreement Debt [Member] Redeemable Convertible Series C Preferred Stock [Member]	Mar. 31, 2012 March 2012 Loan and Security Agreement Debt [Member] Redeemable Convertible Series C Preferred Stock [Member]
Debt Instrument [Line Items]
Borrowing capacity							$ 5,000,000	$ 10,000,000
Interest rate						10.50%
Debt borrowed					5,000,000	5,000,000
Shares available to purchase under warrant				4,586,121					3,150,000	2,400,000
Warrants exercise price										0.01
Warrants and Rights Outstanding	$ 0	$ 3,235,000	$ 592,000							$ 2,000,000
Additional shares available to purchase under warrant									750,000